Supplement Dated May 1, 2023
to the Updating Summary Prospectus and Prospectus dated April 27, 2023 for the
Schwab Genesis Variable Annuity NYTM and Schwab Genesis Advisory Variable Annuity NYTM contracts
Issued by Protective Life and Annuity Insurance Company
PLAIC Variable Annuity Account S

This Supplement amends certain information in your variable annuity contract prospectus. Please read this Supplement carefully and keep it with your prospectus for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 1-800-456-6330.

In the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT" section of the Updating Summary Prospectus and Prospectus the following fund information is removed and replaced by the following:
Asset Allocation	Portfolio Company – Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2022)			SecurePay Life Rider Allocation Investment
Type	Sub-Adviser(s), as applicable	Expenses	1 Year	5 Year	10 Year	Category(2)
U.S. Equity	Royce Capital Small-Cap Portfolio – Service Class(3)	1.40%	-9.41%	3.16%	6.07%	4

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at 1-800-456-6330. Please keep this Supplement for future reference.